LEASE LIABILITIES AND RIGHT-OF-USE ASSETS - Schedule of maturity analysis - contractual undiscounted cash flows (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 17,519,767
Lease liabilities included in the statement of financial position
Current	437,857	$ 1,131,149
Non-current	9,691,215	3,870,211
Total lease liabilities	10,129,072
Amounts recognized in profit or loss
Interest on lease liabilities	513,423
Total cash outflow for leases	1,613,173	$ 1,758,391
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	1,380,236
Lease liabilities included in the statement of financial position
Total lease liabilities	437,857
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	16,139,530
Lease liabilities included in the statement of financial position
Total lease liabilities	$ 2,863,867